COLUMBIA SMALL CAP VALUE FUND
                                       (the "Fund")
                 Supplement to Prospectuses dated November 1, 2004 and to the Statement of Additional Information dated November 1, 2004, as revised July 12, 2005

         Effective October 10, 2005, Columbia Small Cap Value Fund will change its name to Columbia Small Cap Value Fund I; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


SUP-47/91039-0905                                               October 5, 2005